Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Classes Of Inventories [Abstract]
Operating costs related to inventories	$ 48,649		$ 56,342	$ 54,183
Provision for inventory and obsolescence	365	$ 12	52	$ 192
Inventory to be recovered longer than twelve months	$ 2,076		$ 2,076